SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation expense	$ 1,441	$ 1,826	$ 2,464
Less: Share-based compensation expense attributable to non-controlling interests	150	225	154
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,291	1,601	2,310
Cost of Sales [Member]
Share-based compensation expense	9	25	5
Research and Development Expense [Member]
Share-based compensation expense	849	929	1,161
Selling and Marketing Expense [Member]
Share-based compensation expense	118	196	169
General and Administrative Expense [Member]
Share-based compensation expense	$ 465	$ 676	$ 1,129